Consolidated Statements of Cash Flows(Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Cash Flows(Parenthetical) [Abstract]
Equity Method Investment, Dividends	$ 47	$ 45	$ 29